Intangible assets - Goodwill by operating segment (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Intangible assets
Goodwill	€ 3,138	€ 2,862
Plenitude
Intangible assets
Goodwill	2,927	2,446
Refining & Marketing
Intangible assets
Goodwill	102	173
Exploration & Production
Intangible assets
Goodwill		139
Chemical
Intangible assets
Goodwill	93	93
Corporate and Other activities
Intangible assets
Goodwill	€ 16	€ 11